EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
Schedule of weighted average number of common shares outstanding for the purpose of computing basic and diluted earnings per share attributable to common shareholders

	Years ended December 31,
(Number of common shares in thousands)	2024	2023
Basic weighted average shares outstanding	1,228,855	1,226,985
Weighted average shares dilution adjustments:
Stock options(a)	182	822
Restricted share units	1,805	3,554
Restricted performance share units	3,662	5,309
Diluted weighted average shares outstanding	1,234,504	1,236,670
(a)	Dilutive stock options were determined using the Company’s average share price for the year. For the year ended December 31, 2024, the average share price used was $7.89 (year ended December 31, 2023 - $4.88).